GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012.

	2010		2011		2012
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$19,223	$19,867	$11,887	$19,364	$7,773	$19,450
Americas	71,538	21,128	85,630	19,914	66,443	18,959
Europe	32,566	66	36,322	125	35,876	119
Far East	26,713	47	21,988	45	17,398	43

	$150,040	$41,108	$155,827	$39,448	$127,490	$38,571

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2010	2011	2012

Technology	$45,266	$35,017	$24,673
Networking	104,774	120,810	102,817

	$150,040	$155,827	$127,490